RELATED-PARTY AND PARTY-IN- INTEREST TRANSACTIONS (Additional Information) (Details) - EBP 006 [Member] - Common Stock - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Market value per share	$ 80.3	$ 84.49
Master Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held	3,432,923	3,630,370
Dividend income	$ 9.0